Deferred Charges (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs [Abstract]
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
Dry Docking Costs– Non Current	Special Survey Costs – Non Current	Financing Costs- Current	Total
December 31, 2009	$753	$1,425	$817	$2,995
Additions	1,610	937	—	2,547
Write-offs	(298)	(333)	—	(631)
Amortization	(834)	(1,054)	(211)	(2,099)
December 31, 2010	$1,231	$975	$606	$2,812
Additions	172	20	—	192
Write-offs	(126)	(280)	(100)	(506)
Vessels held for sale	(124)	(67)	—	(191)
Amortization	(622)	(293)	(176)	(1,091)
December 31, 2011	$531	$355	$330	$1,216
Additions	—	—	3,303	3,303
Write-offs	—	—	(191)	(191)
Vessels held for sale	112	189	—	301
Amortization	(628)	(360)	(555)	(1,543)
December 31, 2012	$15	$184	$2,887	$3,086